INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset attributable to:
Net operating loss carryover	$ 61,463	$ 40,603
Less: valuation allowance	(61,463)	(40,603)
Net deferred tax asset